Investments	12 Months Ended
Mar. 31, 2015
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
6.	Investments

Investment, cost method

During the fiscal year ended March 31 2014, the Company sold its investment in Runa Inc. for a total consideration of US$4,145,927 and recognized a gain of US$2,740,940. An amount of US$ 613,992 of the total consideration has been held in escrow for certain representations and warranties contained in the sale agreement. These representations and warranties have been assessed as accurate and the fair value of any obligation resulting from these representations and warranties is insignificant. Of the total amount held in escrow US$ 461,545 which were recoverable by April, 2015 has been subsequently received by the Company.

Investments in equity interest

The Company’s investments in equity method investees interest were as follows:

Percent of
ownership of equity
shares
Tachyon Technology Private Limited (Impaired in fiscal 2011)	26%
Imere Technology Private Limited (up to October 8, 2012)	44%
Bigslick Infotech Private Limited (Impaired in fiscal 2010)	37%

The following table presents financial information for equity method investees:

	For years ended March 31,
	2013#	2014	2015
	US$	US$	US$
Revenues	320,005	—	—
Total costs	72,910	—	—
Profit (loss) from operations	247,095	—	—
Earnings (loss) attributable to Rediff*	84,310	—	—

#	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.

During the fiscal year ended March 31, 2013, the Company sold its investment in Imere Technology Private Limited for a consideration of US$1,452,944 and recorded a gain of US$1,292,168 and included as “Gain on sale of equity method investee” in consolidated statement of comprehensive loss.